Property, Plant and Equipment, Net - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015 USD ($) m² Buildings	Mar. 31, 2014 USD ($) Buildings	Mar. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Impairment losses	$ 7,907	$ 159,209
Aggregate net book values	$ 24,175,245	$ 26,316,958
Land use rights, expiration date	Aug. 06, 2043
Total number of buildings | Buildings	40	40
Depreciation	$ 3,665,474	$ 2,759,120	$ 2,006,276
Gain (Loss) on disposal of property, plant and equipment	(37,094)	134,669	(43,311)
Property, plant and equipment, additions	1,502,775	6,020,163	7,613,631
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation	0	1,198,844	1,336,208
Consolidated [Member]
Property, Plant and Equipment [Line Items]
Depreciation	3,665,474	3,957,964	3,342,484
Gain (Loss) on disposal of property, plant and equipment	37,094	11,322	463,358
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on disposal of property, plant and equipment	37,094	134,669	43,311
Mainland China [Member]
Property, Plant and Equipment [Line Items]
Aggregate net book values	$ 20,727,195
Total area of buildings pledged to bank to secure credit facilities | m²	80,810
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment losses	$ 7,907	2,103,780	$ 0
Property, Plant and Equipment [Member] | Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Impairment losses		1,944,571
Buildings [Member] | Hong Kong [Member]
Property, Plant and Equipment [Line Items]
Aggregate net book values	12,135	13,094
Manufacturing Facilities [Member] | Mainland China [Member]
Property, Plant and Equipment [Line Items]
Aggregate net book values	$ 11,662,415	$ 13,065,398
Buildings with Ownership Certificates [Member]
Property, Plant and Equipment [Line Items]
Total number of buildings | Buildings	29	29